FINANCIAL INSTRUMENTS (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-derivative financial liabilities
Short-term bank loan	$ 5,000
Convertible notes, including current maturities and accrued interest		$ 11,022
Trade payables	1,517	1,262
Other long-term liabilities	1,052	948
Other accounts payable	2,767	2,714
Total	10,336	15,946
Contractual Cash flow
Short-term bank loans	5,065
Convertible notes, including current maturities and accrued interest		11,473
Trade payables	1,517	1,262
Other long-term liabilities	1,052	948
Other accounts payable	2,767	2,714
Total	10,401	16,397
Up to 6 months
Non-derivative financial liabilities
Short-term bank loan	5,065
Convertible notes, including current maturities and accrued interest		11,473
Trade payables	1,517	1,262
Other long-term liabilities	0	0
Other accounts payable	2,668	2,536
Total	9,250	15,271
6-12 months
Non-derivative financial liabilities
Short-term bank loan	0
Convertible notes, including current maturities and accrued interest		0
Trade payables	0	0
Other long-term liabilities	0	0
Other accounts payable	99	178
Total	99	178
1-2 years
Non-derivative financial liabilities
Short-term bank loan	0
Convertible notes, including current maturities and accrued interest		0
Trade payables	0	0
Other long-term liabilities	0	0
Other accounts payable	0	0
Total	0	0
2-5 years
Non-derivative financial liabilities
Short-term bank loan	0
Convertible notes, including current maturities and accrued interest		0
Trade payables	0	0
Other long-term liabilities	0	0
Other accounts payable	0	0
Total	0	0
Over 5 years
Non-derivative financial liabilities
Short-term bank loan	0
Convertible notes, including current maturities and accrued interest		0
Trade payables	0	0
Other long-term liabilities	1,052	948
Other accounts payable	0	0
Total	$ 1,052	$ 948